Earnings Per Share	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Earnings Per Share
NOTE 31. EARNINGS PER SHARE

	Consolidated
	June 30, 2024 A$	June 30, 2023 A$	June 30, 2022 A$
Loss after income tax attributable to the owners of Immutep Limited	(42,716,625)	(39,896,348)	(32,210,826)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share (EPS)	1,201,061,930	892,399,810	848,968,068

Weighted average number of ordinary shares used in calculating diluted earnings per share (EPS)	1,201,061,930	892,399,810	848,968,068

	Cents	Cents	Cents
Basic earnings per share	(3.56)	(4.47)	(3.79)
Diluted earnings per share	(3.56)	(4.47)	(3.79)
Information concerning other notes and options issued:
The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2024 Number	June 30, 2023 Number	June 30, 2022 Number
Unlisted options*	847,600	847,600	847,600
Convertible notes	7,261,072	6,646,432	12,206,768
Non-executive director performance rights	2,161,392	1,937,065	1,339,621
Performance rights	13,870,535	12,130,033	16,769,906
US warrants**	—	—	2,065,070

**	This is related to warrant associated with convertible notes, please refer to note 16 for more details.
**	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up.
On November 5, 2019, there was a 10 to 1 share consolidation. The consolidated comparative balance has therefore been adjusted accordingly.